Segmented Information - Information on Unconsolidated Entities by Company's Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Equity in earnings from unconsolidated entities	$ 9,882	$ 4,119
Equity in Earnings / (Loss) from Unconsolidated Entities, Subtotal	9,882	4,119
Investments in Unconsolidated Entities	155,352	143,821
Investments in Unconsolidated Entities, Subtotal	155,352	143,821
Canada [Member]
Segment Reporting Information [Line Items]
Equity in earnings from unconsolidated entities	(353)
Investments in Unconsolidated Entities	30,587	12,537
California [Member]
Segment Reporting Information [Line Items]
Equity in earnings from unconsolidated entities	11,237	4,256
Investments in Unconsolidated Entities	84,274	84,181
Central and Eastern U.S. [Member]
Segment Reporting Information [Line Items]
Equity in earnings from unconsolidated entities	(1,002)	(137)
Investments in Unconsolidated Entities	40,491	47,103
Corporate and other [Member]
Segment Reporting Information [Line Items]
Equity in earnings from unconsolidated entities
Investments in Unconsolidated Entities